UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21158

Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.0% (1.9% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,725,620
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 3.9% (2.4% of Total Investments)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
330	5.125%, 10/01/26	10/11 at 100.00	AA+	337,970
95	5.125%, 10/01/41	10/11 at 100.00	AA+	96,087
1,290	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A+	1,308,434
	4/01/27 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A	534,460
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
2,215	Total Education and Civic Organizations			2,276,951
	Health Care – 12.4% (7.8% of Total Investments)
695	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	628,280
	2007, 5.250%, 10/01/27
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	582,970
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	510,550
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
180	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AAA	184,588
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
545	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	561,061
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,100,540
	Obligated Group, Series 2003A, 5.000%, 11/01/18
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	970,230
	2007, 5.000%, 11/01/27
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A+	296,757
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	151,697
	Bonds, Series 2008, 6.250%, 10/01/38
1,200	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,205,364
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47
7,150	Total Health Care			7,192,037
	Housing/Multifamily – 1.8% (1.1% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	1,048,300
	Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)
	Housing/Single Family – 2.7% (1.7% of Total Investments)
615	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	615,277
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	482,940
	7/01/33 (Alternative Minimum Tax)
505	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	487,992
	7/01/37 (Alternative Minimum Tax)
1,620	Total Housing/Single Family			1,586,209
	Long-Term Care – 1.7% (1.0% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	237,463
600	5.500%, 10/01/31	10/16 at 100.00	N/R	550,338
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	173,787
	5.000%, 1/01/36
1,040	Total Long-Term Care			961,588
	Materials – 0.3% (0.2% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	167,356
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 15.1% (9.4% of Total Investments)
3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20	3/11 at 102.00	AAA	4,165,629
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 – FGIC Insured	6/12 at 101.00	AA–	903,618
900	5.000%, 6/01/20 – FGIC Insured	6/12 at 101.00	AA–	951,615
1,050	5.000%, 6/01/21 – FGIC Insured	6/12 at 101.00	AA–	1,120,875
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	547,055
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	438,636
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	577,231
8,150	Total Tax Obligation/General			8,704,659
	Tax Obligation/Limited – 34.9% (21.7% of Total Investments)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 –	6/14 at 100.00	Aa3	1,898,550
	NPFG Insured
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	2,815,863
	Series 2003G, 5.000%, 6/01/33
600	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C,	6/19 at 100.00	AA+	620,184
	5.000%, 6/01/39
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	594,217
	2008A, 5.000%, 6/01/33
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	833,552
	NPFG Insured
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 –	12/12 at 100.00	AA–	3,036,030
	AMBAC Insured
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AAA	211,062
	AGC Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	535,835
	College, Series 2004, 5.250%, 4/01/20 – AGM Insured
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	215,512
	5.000%, 2/01/27
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,069,890
	5.000%, 6/01/20
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	501,008
	2010A, 0.000%, 8/01/35
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	600,296
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%,	9/12 at 101.00	A–	2,094,200
	9/01/21 – AMBAC Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	1,058,590
	12/01/27 – AGM Insured
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AAA	1,223,328
	AGM Insured (UB)
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 –	6/13 at 101.00	AA–	1,901,614
	AMBAC Insured
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	528,370
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A2	415,468
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
21,500	Total Tax Obligation/Limited			20,153,569
	Transportation – 12.6% (7.9% of Total Investments)
500	Charlotte, North Carolina, Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	A+	503,180
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	663,986
	5.250%, 2/01/40 (WI/DD, Settling 3/11/10)
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009A:
50	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AAA	53,689
400	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA	426,212
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
2,195	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AAA	528,951
100	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AAA	21,156
300	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AAA	59,577
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aa3	1,856,433
3,100	5.000%, 11/01/20 – FGIC Insured	5/11 at 101.00	Aa3	3,173,749
9,085	Total Transportation			7,286,933
	U.S. Guaranteed – 17.2% (10.7% of Total Investments) (4)
500	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Baa1 (4)	511,745
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
170	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	Aa3 (4)	178,821
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	233,516
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,490,705
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	868,991
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
920	5.125%, 10/01/26 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	988,135
405	5.125%, 10/01/41 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	434,994
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	AAA	1,779,920
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	542,735
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	583,440
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
610	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	N/R (4)	676,636
	4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured
1,500	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	1,643,460
	6/01/19 (Pre-refunded 6/01/12)
9,000	Total U.S. Guaranteed			9,933,098
	Utilities – 19.4% (12.1% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	A–	161,859
	5.500%, 1/01/16
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	532,005
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,452,612
	5.000%, 1/01/26
4,060	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/10 at 100.00	Baa1	4,066,699
	1993B, 5.500%, 1/01/17 – FGIC Insured
275	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	281,699
	2009A, 5.000%, 1/01/30
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	2,936,990
	1/01/15 – AMBAC Insured
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	277,068
	5.250%, 1/01/20
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	1,493,954
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
10,700	Total Utilities			11,202,886
	Water and Sewer – 35.4% (22.1% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	2,074,020
	4/01/31 – AGM Insured
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	460,369
	2008, 5.000%, 8/01/28
	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	780,150
1,780	5.125%, 6/01/26 – FGIC Insured	6/11 at 101.00	Aa1	1,831,122
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 –	6/13 at 100.00	AA	323,835
	NPFG Insured
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%,	2/12 at 101.00	AAA	2,522,175
	2/01/26 – AGM Insured (Alternative Minimum Tax)
50	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AAA	54,206
	AGC Insured
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	521,104
	6/01/23 – SYNCORA GTY Insured
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+	1,027,530
	Series 2001, 5.000%, 7/01/26
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,240,713
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,136,920
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	5,684
	Series II-R-645-2, 13.979%, 3/01/36 (IF)
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	2,482,895
	6/01/37 (UB)
19,635	Total Water and Sewer			20,460,723
$ 93,295	Total Investments (cost $90,149,086) – 160.4%			92,699,929
	Floating Rate Obligations – (12.9)%			(7,480,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.7)% (5)			(28,725,000)
	Other Assets Less Liabilities – 50.7%			29,290,194
	Auction Rate Preferred Shares, at Liquidation Value – (48.5)% (5)			(28,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 57,785,123

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$92,699,929	$ —	$92,699,929

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $82,666,833.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$3,055,877
Depreciation	(502,282)
Net unrealized appreciation (depreciation) of investments	$2,553,595

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 31.0% and 30.2%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010